UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23473

Esoterica Thematic Trust

(Exact name of registrant as specified in charter)

135 W. 52nd Street Suite 16C

New York, New York 10019

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
1209 Orange Street

Wilmington, Delaware 19801
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 543-3942

Date of fiscal year end: October 31

Date of reporting period: July 1, 2020 to June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Esoterica Thematic Trust
Esoterica NextG Economy ETF (2021)
Issuer of security	Ticker	Meeting date	CUSIP	Matter voted on	Issuer or Shareholder Proposal	Fund Vote (FOR, AGAINST, ABSTAIN, or WITHHOLD)	Did Registrant Cast its Vote For or Against Management Recommendation?
Facebook, Inc.	FB	5/26/2021	30303M102	Directors: Peggy Alford	Issuer	NO VOTE	No Vote
				Directors: Marc L. Andreessen	Issuer	NO VOTE	No Vote
				Directors: Andrew W. Houston	Issuer	NO VOTE	No Vote
				Directors: Nancy Killefer	Issuer	NO VOTE	No Vote
				Directors: Robert M. Kimmit	Issuer	NO VOTE	No Vote
				Directors: Sheryl K. Sandberg	Issuer	NO VOTE	No Vote
				Directors: Peter A. Thiel	Issuer	NO VOTE	No Vote
				Directors: Tracey T. Travis	Issuer	NO VOTE	No Vote
				Directors: Mark Zuckerberg	Issuer	NO VOTE	No Vote
				To ratify the appointment of Ernst & Young LLP as Facebook, Inc.'s independent registered public accounting firm for the fiscal year ending December 31 ,2021.	Issuer	NO VOTE	No Vote
				To approve an amendment to the director compensation policy.	Issuer	NO VOTE	No Vote
				A shareholder proposal regarding dual class capital structure	Shareholder	NO VOTE	No Vote
				A shareholder proposal regarding an independent chair.	Shareholder	NO VOTE	No Vote
				A shareholder proposal regarding child exploitation.	Shareholder	NO VOTE	No Vote
				A shareholder proposal regarding human/civil right expert on board.	Shareholder	NO VOTE	No Vote
				A shareholder proposal regarding platform misuse.	Shareholder	NO VOTE	No Vote
				A shareholder proposal regarding public benefit corporation.	Shareholder	NO VOTE	No Vote
Amazon.com, Inc.	AMZ	5/26/2021	023135106	Election of director: Jeffrey P. Bezos	Issuer	NO VOTE	No Vote
				Election of director: Rosalind G. Brewer	Issuer	NO VOTE	No Vote
				Election of director: Jamie S. Gorelick	Issuer	NO VOTE	No Vote
				Election of director: Daniel P. Huttenlocher	Issuer	NO VOTE	No Vote
				Election of director: Judith A. McGrath	Issuer	NO VOTE	No Vote
				Election of director: Indra K. Nooyi	Issuer	NO VOTE	No Vote
				Election of director: Jonathan J. Rubinstein	Issuer	NO VOTE	No Vote
				Election of director: Thomas O. Ryder	Issuer	NO VOTE	No Vote
				Election of director: Patricia Q. Stonesifer	Issuer	NO VOTE	No Vote
				Election of director: Wendell P. Weeks	Issuer	NO VOTE	No Vote
				RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS	Issuer	NO VOTE	No Vote
				ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Issuer	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A REPORT ON SUSTMER DUE DILIGENCE	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REPROSAL REQUESTING A MANDATORY INDEPENDENT BOARD CHAIR POLICY	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING ADDMONAL REPORTING ON GENDER/RACIAL PAY	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A REPORT ON PROMOTION DATA	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A REPORT ON PACKING MATERIALS	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING A DIVERSITY AND EQUITY AUDIT REPORT	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING AN ALTERNATIVE DIRECTOR CANDIDATE POLICY	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING REQUESTING A REPORT ON COMPETITION STRATEGY AND RISK	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING AN ADDITIONAL REPORTING ON LOBBYING	Shareholder	NO VOTE	No Vote
				SHAREHOLDER REOPOSAL REQUESTING REQUESTING A REPORT ON CUSTOMER USE OF CERTAIN TECHOLOGIES	Shareholder	NO VOTE	No Vote
Netflix, Inc.	NFLX	6/3/2021	64110L106	Class I Director: Richard N.Barton	Issuer	NO VOTE	No Vote
				Class I Director: Rodolphe Belmer	Issuer	NO VOTE	No Vote
				Class I Director: Bradford L. Smith	Issuer	NO VOTE	No Vote
				Class I Director: Anne M. Sweeney	Issuer	NO VOTE	No Vote
				To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31,2021.	Issuer	NO VOTE	No Vote
				Advisory approval of the company's executive officer compensation.	Issuer	NO VOTE	No Vote
				Stockholder proposal entitled,"proposal 4 - political Disclosures," if properly presented at the meeting.	Shareholder	NO VOTE	No Vote
				Stockholder Proposal entitled, "Proposal 5 - Simple Majority Vote," if properly presented at the meeting.	Shareholder	NO VOTE	No Vote
				Stockholder proposal entitiled, "Stockholder Proposal to Improve the Executive Compaensation Philosophy,"if Properly presented at the meeting.	Shareholder	NO VOTE	No Vote
ServiceNow Inc.	NOW	6/7/2021	81762P102	Election of Director: Susan L. Bostrom	Issuer	NO VOTE	No Vote
				Election of Director: Jonathan C. Chadwick	Issuer	NO VOTE	No Vote
				Election of Director: Lawrence J. Jackson,Jr.	Issuer	NO VOTE	No Vote
				Election of Director:Frederic B. Luddy	Issuer	NO VOTE	No Vote
				Election of Director: Jeffrey A. Miller	Issuer	NO VOTE	No Vote
				To approve, on an adviosry basis, the compensation of our named Executive officers ("Say- on-pay).	Issuer	NO VOTE	No Vote
				To ratify PrivewaterhouseCoopers LLP as the independent registed public accounting frim for 2021.	Issuer	NO VOTE	No Vote
				To approve an amendment to our Restated Certificate if Incorporation, as amended, to provide shareholders with the right to call a special meeting.	Issuer	NO VOTE	No Vote
MONGODB, Inc.	MDB	6/29/2021	60937P106	Class I Director: Roelof Botha	Issuer	NO VOTE	No Vote
				Class I Director: Dev Ittycheria	Issuer	NO VOTE	No Vote
				Class I Director: John McMahon	Issuer	NO VOTE	No Vote
				Approve, on a non-binding advisory basis, the compensation of our named executive officers	Issuer	NO VOTE	No Vote
				Ratification the selection of PwC as our independent registered public accounting firm for our fiscal year ending January 31, 2022	Issuer	NO VOTE	No Vote
Marvell Technology Group LTD.	MRVL	7/16/2021	G5876H105	Election of director: W. TUDOR BROWN	Issuer	NO VOTE	No Vote
				Election of director: BRAD W. BUSS	Issuer	NO VOTE	No Vote
				Election of director: EDWARD H. FRANK	Issuer	NO VOTE	No Vote
				Election of director: RICHARD S. HILL	Issuer	NO VOTE	No Vote
				Election of director: MARACHEL L.KNIGHT	Issuer	NO VOTE	No Vote
				Election of director: BETHANY J. MAYER	Issuer	NO VOTE	No Vote
				Election of director: MATTHEW J. MURPHY	Issuer	NO VOTE	No Vote
				Election of director: MICAEL G.STRACHAN	Issuer	NO VOTE	No Vote
				Election of director: ROBERT E. SWITZ	Issuer	NO VOTE	No Vote
				Election of director: BETHANY J. MAYER	Issuer	NO VOTE	No Vote
				Election of director: FORD TAMER	Issuer	NO VOTE	No Vote
				An advisory (non-binding) vote to approve compensation of our named executive officers.	Issuer	NO VOTE	No Vote
				To ratify the appointment of Deloitte & Touche LLP as its independent registered public accounting firm for the fiscal year ended January 29, 2022.	Issuer	NO VOTE	No Vote
Snowflake Inc.	SNOW	7/8/2021	833445109	Class I director: BENOIT DAGEVILLE	Issuer	NO VOTE	No Vote
				Class I director: MARK S. GARRETT	Issuer	NO VOTE	No Vote
				Class I director: JAYSHREEE V. ULLAL	Issuer	NO VOTE	No Vote
				To ratify the the selection of PwC LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2022	Issuer	NO VOTE	No Vote
Datadog, Inc.	DDOG	6/10/2021	23804L103	Class II Director: ALEXIS LE-QUOC	Issuer	NO VOTE	No Vote
				Class II Director: MICHAEL CALLAHAN	Issuer	NO VOTE	No Vote
				Advisory vote to approve the compensation of our named executive officers; Advisory vote to recommend the frequency of future advisory votes in the compensation our named executive officers	Issuer	NO VOTE	No Vote
				To ratify the selection by the audit Committee of our Board of Directors of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 202	Issuer	NO VOTE	No Vote
Workday, Inc.	WDAY	6/8/2021	98138H101	Class III Diretor: ANEEL BHURI	Issuer	NO VOTE	No Vote
				Class III Diretor: ANN-MARIE CAMPBELL	Issuer	NO VOTE	No Vote
				Class III Diretor: DAVID A. DUFFIELD	Issuer	NO VOTE	No Vote
				Class III Diretor: LEE J. STYSLINGER III	Issuer	NO VOTE	No Vote
				To ratify the appointment of Ernst & Young LLP as Workday's independent registered public accounting firm for the fiscal year ending January 31, 2022.	Issuer	NO VOTE	No Vote
				To approve, on an advisory basis, the compensation of our named executive officers as disclosed in the Proxy Statement.	Issuer	NO VOTE	No Vote
				To approve, on an advisory basis, the frequency of future advisory votes concerning the compensation of our named executive officers.	Issuer	NO VOTE	No Vote
Square, Inc.	SQ	6/15/2021	852234103	ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	Issuer	NO VOTE	No Vote
				RATIFICATION OF APPOINTMENT OF ERNST &YOUNG LLP AS OUR INDEPENDENT REGISTERD PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECENER 31,2021	Shareholder	NO VOTE	No Vote
				STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REGARDING AN INDEOENDENT CHAIR.	Shareholder	NO VOTE	No Vote
				STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REGARDING A CHANGE IN STOCKHOLDER VOTING.	Shareholder	NO VOTE	No Vote
Twilio Inc.	TWLO	6/16/2021	90138F102	Class II Director: JEFF LAWSON	Issuer	NO VOTE	No Vote
				Class II Director: BYRON DEETER	Issuer	NO VOTE	No Vote
				Class II Director: JEFFREY EPSTEIN	Issuer	NO VOTE	No Vote
				Ratification of the appointment of KPMG LLP as the Company's independent registered public accouting firm for the sical year ending Decemner 31, 2021.	Issuer	NO VOTE	No Vote
				Approval of, on a non-binding advisory basis, the compensation of the company's named executive officers.	Issuer	NO VOTE	No Vote
Splunk Inc.	SPLK	6/17/2021	848637104	Class III Diretor: SARA BAACK	Issuer	NO VOTE	No Vote
				Class III Diretor: SEAN BOYLE	Issuer	NO VOTE	No Vote
				Class III Diretor: DOUGLAS MERRITT	Issuer	NO VOTE	No Vote
				Class III Diretor: GRAHAM SMITH	Issuer	NO VOTE	No Vote
				To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending January 31,2022.	Issuer	NO VOTE	No Vote
				To approve, on an advisory basis, the compensation of our named executive officers as disclosed in the Proxy Statement.	Issuer	NO VOTE	No Vote
Advanced Micro Devices, Inc.	AMD	5/19/2021	7903107	Election of director: JOHN E. CALDWELL	Issuer	NO VOTE	No Vote
				Election of director: NORA M. DANZEL	Issuer	NO VOTE	No Vote
				Election of director: MARK DURCAN	Issuer	NO VOTE	No Vote
				Election of director: MICHAEL P. GREGOIRE	Issuer	NO VOTE	No Vote
				Election of director: JOHN W. MARREN	Issuer	NO VOTE	No Vote
				Election of director: LISA T. SU	Issuer	NO VOTE	No Vote
				Election of director: ABHI Y. TALWALKAR	Issuer	NO VOTE	No Vote
				Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the current fiscal year	Issuer	NO VOTE	No Vote
				Adviosry vote to approve the executive compensation of our named executive officers	Issuer	NO VOTE	No Vote
				Transact any other business that properly comes before our Annual Meeting ot any adjourment or postponement thereof.	Issuer	NO VOTE	No Vote
Skyworks Solutions, Inc.	SWKS	5/12/2021	83088M102	Director: ALAN S. BATEY	issuer	NO VOTE	No Vote
				Director: KEVIN L. BEEBE	Issuer	NO VOTE	No Vote
				Director: TIMOTHY R. FUREY	Issuer	NO VOTE	No Vote
				Director: LIAM K. GRIFFIN	Issuer	NO VOTE	No Vote
				Director: CHRISTINE KING	Issuer	NO VOTE	No Vote
				Director: DAVID P. MCGLADE	Issuer	NO VOTE	No Vote
				Director: ROBERT A. SCHRIESHEIM	Issuer	NO VOTE	No Vote
				Director: KIMBERLY S. STEVENSON	Issuer	NO VOTE	No Vote
				To ratify the selection by the Company's Audit Committee of KPMG LLP as the independent registered public accounting firm for the company’s for fiscal year 2021.	issuer	NO VOTE	No Vote
				To approve the compnay;s Amended and Restated 2015 Long-Term Incentive Plan.	Issuer	NO VOTE	No Vote
				To approve a stockholder propsal regarding supermajority voting provisions.	Shareholder	NO VOTE	No Vote
Coupa Software Incorporated	COUP	5/26/2021	22266L106	Election of Director: ROGER SIBONI	Issuer	NO VOTE	No Vote
				Election of Director: TAYLOE STANSBURY	Issuer	NO VOTE	No Vote
				Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending January 31, 2022.	Issuer	NO VOTE	No Vote
				Advisory (non - binding) vote to approve named executive officer compsensation.	Issuer	NO VOTE	No Vote
Cloudfare, Inc.	NET	6/3/2021	18915M107	Class II Director: MARIA EITEL	Issuer	NO VOTE	No Vote
				Class II Director: MATTHEW PRINCE	Issuer	NO VOTE	No Vote
				Class II Director: KATRIN SUDER	Issuer	NO VOTE	No Vote
				Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2021.	Issuer	NO VOTE	No Vote
				To approve, on an advisory basis, the compensation of our named executive officers.	Issuer	NO VOTE	No Vote
				To approve, on an advisory basis, the frequency of future stockholder advisory votes on the compensation of our named executive officers	Issuer	NO VOTE	No Vote
Nvidia Corportaion	NVDA	6/3/2021	67066G104	Election of director: ROBERT K. BURGESS	Issuer	NO VOTE	No Vote
				Election of director: TENCH COXE	Issuer	NO VOTE	No Vote
				Election of director: JOHN O.DABIRI	Issuer	NO VOTE	No Vote
				Election of director: PERSIS S. DRELL	Issuer	NO VOTE	No Vote
				Election of director: JEN- HSUN HUANG	Issuer	NO VOTE	No Vote
				Election of director: DAWN HUDSON	Issuer	NO VOTE	No Vote
				Election of director: HARVEY C.JONES	Issuer	NO VOTE	No Vote
				Election of director: MICHAEL G. MCCAFFERY	Issuer	NO VOTE	No Vote
				Election of director: STEPHEN C. NEAL	Issuer	NO VOTE	No Vote
				Election of director: MARK L.PERRY	Issuer	NO VOTE	No Vote
				Election of director: BROOKE SEAWELL	Issuer	NO VOTE	No Vote
				Election of director: AARTI SHAH	Issuer	NO VOTE	No Vote
				Election of director: MARK A. STEVENS	Issuer	NO VOTE	No Vote
				Approval of our executive compensation	Issuer	NO VOTE	No Vote
				Ratification OF the selection of Price water house Cooper LLP as our independent registered public accounting firm for fiscal year 2022	Issuer	NO VOTE	No Vote
				Approval of an amendment to our charter to increase the number of authorized shares of common stock from 2 bullion shares to 4 billion shares	Issuer	NO VOTE	No Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Esoterica Thematic Trust

By:	/s/ Quindong (Bruce) Liu
Quindong (Bruce) Liu
Principal Executive Officer

Date:	August 26, 2021